SUMMARY OF CARRYING AMOUNTS OF ASSET HELD FOR SALE (Details) $ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Assets
Asset held for sale	$ 2,386	$ 3,035	$ 3,035
Total non-current assets held for sale	$ 2,386	$ 3,035	$ 3,035